Investments in Master Trust - Schedule of Master Trust and Plan's Interest in Master Trust (Details) - EBP 011 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at contract value	$ 630,900	$ 638,500
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	41,075,003	38,287,704
Receivables	3,782,771	1,709,036
Payables	(4,515,902)	(2,334,686)
Total net assets in Verizon Master Savings Trust at fair value	40,341,872	37,662,054
Investments at contract value	630,899	638,484
Total investments	40,972,771	38,300,538
Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,765,614	1,767,488
Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,196,919	2,765,873
Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	778,496	765,080
Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,036,142	1,060,410
Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	44,560	34,505
Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	6,135,376	9,699,087
Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,782,978	3,871,715
Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	22,073,102	16,479,964
Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	925,667	756,563
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	971,145	783,662
Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	365,004	303,357
Master Trust Balances | Fully benefit-responsive investment contracts
EBP, Master Trust [Line Items]
Investments at contract value	630,899	638,484
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	6,065,540	5,630,156
Receivables	266,565	24,498
Payables	(662,401)	(408,617)
Total net assets in Verizon Master Savings Trust at fair value	5,669,704	5,246,037
Investments at contract value	380,731	385,969
Total investments	6,050,435	5,632,006
Plan's Interest in Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	260,728	259,906
Plan's Interest in Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	472,089	406,718
Plan's Interest in Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	114,960	112,504
Plan's Interest in Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	153,007	155,932
Plan's Interest in Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	6,580	5,074
Plan's Interest in Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	906,010	1,426,238
Plan's Interest in Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	558,632	569,331
Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,259,532	2,423,357
Plan's Interest in Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	136,693	111,252
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	143,409	115,236
Plan's Interest in Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	53,900	44,608
Plan's Interest in Master Trust Balances | Fully benefit-responsive investment contracts
EBP, Master Trust [Line Items]
Investments at contract value	$ 380,731	$ 385,969